SHARE CAPITAL AND RESERVES (Details 1)	12 Months Ended
Mar. 31, 2025 $ / shares shares
Statement [Line Items]
Number of options outstanding	5,945,332
Weighted average remaining contractual life (years)	3 years 9 months 14 days
Number of options exercisable	5,773,888
Exercise Price 1
Statement [Line Items]
Weighted average exercise price outstanding, beginning | $ / shares	$ 0.125
Number of options outstanding	253,332
Weighted average remaining contractual life (years)	1 year 10 days
Number of options exercisable	168,888
Exercise Price 2
Statement [Line Items]
Weighted average exercise price outstanding, beginning | $ / shares	$ 0.105
Number of options outstanding	5,100,000
Weighted average remaining contractual life (years)	3 years 11 months 23 days
Number of options exercisable	5,100,000
Exercise Price 3
Statement [Line Items]
Weighted average exercise price outstanding, beginning | $ / shares	$ 0.105
Number of options outstanding	302,000
Weighted average remaining contractual life (years)	1 year 11 months 23 days
Number of options exercisable	302,000
Exercise Price 4
Statement [Line Items]
Weighted average exercise price outstanding, beginning | $ / shares	$ 0.670
Number of options outstanding	290,000
Weighted average remaining contractual life (years)	4 years 10 months 6 days
Number of options exercisable	203,000